Calamos® Family of Funds

Supplement dated March 21, 2011 to
Calamos® Family of Funds Class I and Class R Prospectus dated March 1, 2011.

The following replaces the section entitled “Fees and Expenses of the Fund” in its entirety on page 18 of the Calamos® Family of Funds Prospectus for Class I and Class R shares of Calamos International Growth Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees (subject to performance adjustment)	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.25%	0.25%

Total Annual Operating Expenses	1.42%	1.92%

The following replaces the section entitled “Fees and Expenses of the Fund” in its entirety on page 26 of the Calamos® Family of Funds Prospectus for Class I and Class R shares of Calamos Global Equity Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees (subject to performance adjustment)	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.46%	0.47%

Total Annual Fund Operating Expenses	1.63%	2.14%

Please retain this supplement for future reference.

MFIRSPT 03/11